Employee Benefit Plan, Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 401K
EBP, Description of Plan [Line Items]
EBP, Description of Plan	Description of the Plan
The following is a general description of the Plan. Participants should refer to the online summary of the Plan for a more complete description of the Plan’s provisions.
General. The Plan is a defined contribution plan qualified under Section 401(a) of the Internal Revenue Code (“IRC”) and generally covers full- and part-time employees who complete 30 consecutive days of service and are scheduled to work more than 1,000 hours hours during the subsequent 12 consecutive months, or who have completed at least 500 hours of service in each year in a consecutive 2-year period. The Plan includes certain profit-sharing components that cover employees of CFBI and participating affiliates who have completed one year of service and have attained age 21. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Cullen/Frost Bankers, Inc. Retirement Benefits Committee is responsible for the general administration of the Plan.
Contributions and Investment Options. With respect to 401(k) contributions, newly hired eligible employees are automatically enrolled at a specified deferral rate (currently 7% of compensation), which is contributed to the Plan on their behalf. Employees may change or suspend this election at any time. Participating employees may elect to contribute not less than 2% and not more than 50% of their compensation, subject to IRC limits. Participants may direct the investment of their account balances among the investment options offered by the Plan. Contributions may be allocated in 1% increments. Participants must make 401(k) contributions to receive a matching contribution from CFBI. CFBI matches 100% of each participant’s contributions, up to 7% of annual compensation. Participant contributions; and the matching employer contributions, are recorded in the year in which the participant contributions are withheld from compensation. Participants may direct the investment of employer matching contributions among the available investment options, which include, among other investments, CFBI common stock. If a participant does not make an investment election, matching contributions are invested in an applicable target date fund. Each participant is entitled to exercise voting rights with respect to shares of CFBI common stock allocated to their account and is notified prior to the time such rights may be exercised.
CFBI may also make discretionary profit-sharing contributions to eligible participants. All profit-sharing contributions to the Plan are made at the discretion of the Board of Directors of CFBI and may be made without regard to current or accumulated profits. Contributions are generally allocated to eligible participants on a uniform basis, taking into account compensation, age, and/or other factors. Participants may direct the investment of allocated contributions among the investment options offered by the Plan. There were no profit sharing contributions in 2025.
Participant Accounts. Each participant’s account is credited with the participant’s contributions and allocations of (i) CFBI contributions and (ii) Plan earnings, and is charged with applicable expenses. The benefit to which a participant is entitled is the amount that can be provided from the participant’s vested account.
Vesting. Participants are immediately vested in all non-profit sharing related contributions (including participant and CFBI contributions), plus related earnings. Profit-sharing contributions vest after three years of service.
Participant Loans and Withdrawals.Participants may borrow from the eligible portion of their account balances in amounts ranging from a minimum of $500 to a maximum of $50,000, reduced by the highest amount of any loan outstanding within the previous 12 months, or 50% of their vested account balance. Loan terms range from 1 month to 5 years, or up to 30 years for loans used to purchase a primary residence. Loans are secured by the participant’s account balance and bear interest at rates commensurate with prevailing market rates. Principal and interest are repaid ratably through biweekly payroll deductions. Subject to Internal Revenue Service (“IRS”) limitations, participants may make hardship withdrawals from a portion of their 401(k) contributions to satisfy an immediate and heavy financial need. In addition, participants may be eligible to make certain other in-service withdrawals.
Payment of Benefits. In the event of termination of employment, disability, retirement, or death, a participant’s account will be distributed to the participant or, in the case of death, to the participant’s beneficiary, in accordance with Plan terms. The distribution will equal the participant’s vested account balance.
Plan Termination. Although CFBI has not expressed any present intent to do so, it reserves the right under the Plan to discontinue contributions at any time and to terminate the Plan, subject to the provisions of ERISA. In the event of Plan termination, participants will become fully vested in their accounts.